UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2014

Semiannual Report

to Shareholders

DWS Short Duration Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
35 Notes to Financial Statements
51 Information About Your Fund's Expenses
53 Advisory Agreement Board Considerations and Fee Evaluation
58 Account Management Resources
60 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The economic recovery appears to be gaining traction here in the United States and across much of the globe. Still, the data we see on television and the Internet provide a mixed message. Corporate profit growth may be decelerating, but manufacturing and the housing market are strengthening. Employment numbers are not as strong as one would expect, yet consumer confidence is resilient. All in all, economic growth has been sufficient for the Federal Reserve to taper its bond-buying program.

What lies ahead? Randy Brown, co-chief investment officer for Deutsche Asset & Wealth Management, suggests that "despite the slowdown in some emerging economies, global growth is likely to remain solid." And "as a result of stable economic growth and continued tapering, we expect the yields of long U.S. Treasuries to increase eventually."

Does this view suggest the need for a change in strategy? The answer will depend on your current asset allocation as well as whether a change has occurred in your personal circumstances, objectives or investment time horizon. A trusted financial advisor who fully understands your specific situation and goals can be the best resource when weighing any major decisions. In any case, we believe that some measure of diversification across a variety of securities and asset classes makes sense. Although it doesn't insure against loss or guarantee a profit, diversification can help your portfolio weather short-term market fluctuations. And that is a helpful strategy in any environment.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary March 31, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	0.89%	1.22%	3.96%	3.35%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.88%	–1.56%	3.38%	3.06%
Barclays 1–3 Year Government/Credit Index†	0.41%	0.68%	1.95%	2.81%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	0.52%	0.46%	3.17%	2.39%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–3.47%	–2.50%	2.99%	2.39%
Barclays 1–3 Year Government/Credit Index†	0.41%	0.68%	1.95%	2.81%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
Unadjusted for Sales Charge	0.51%	0.46%	3.18%	2.61%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.48%	0.46%	3.18%	2.61%
Barclays 1–3 Year Government/Credit Index†	0.41%	0.68%	1.95%	2.81%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/14
No Sales Charges	1.13%	1.47%	4.21%	3.54%
Barclays 1–3 Year Government/Credit Index†	0.41%	0.68%	1.95%	2.81%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/14
No Sales Charges	1.13%	1.48%	4.28%	2.99%
Barclays 1–3 Year Government/Credit Index†	0.41%	0.68%	1.95%	2.22%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2014 are 0.87%, 1.77%, 1.62%, 0.69% and 0.60% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class B shares prior to its inception on April 23, 2007 are derived from the historical performance of the Investment Class shares of DWS Short Duration Fund (which was renamed Class S shares on October 23, 2006) during such periods and have been adjusted to reflect the higher total annual operating expenses of Class B. Any difference in expenses will affect performance.

Prior to November 17, 2004, the Fund had a different objective, strategies, fees and expenses. Consequently, the Fund's past performance prior to this time may have been different if the current strategy had been in place.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Institutional Class commenced operations on August 27, 2008. The performance shown for the index is for the time period of August 31, 2008 through March 31, 2014, which is based on the performance period of the life of Institutional Class.

† Barclays 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡ Total returns shown for periods less than one year are not annualized.
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
3/31/14	$9.15	$9.17	$9.14	$9.18	$9.16
9/30/13	$9.18	$9.20	$9.17	$9.20	$9.18
Distribution Information as of 3/31/14
Income Dividends, Six Months	$.11	$.08	$.08	$.12	$.12
March Income Dividend	$.0185	$.0127	$.0127	$.0205	$.0205
SEC 30-day Yield††	1.53%	0.82%	0.83%	1.82%	1.83%
Current Annualized Distribution Rate††	2.43%	1.66%	1.67%	2.68%	2.69%

†† The SEC yield is net investment income per share earned over the month ended March 31, 2014, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.51%, 0.63%, 0.80% and 1.73% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.41%, 1.47%, 1.64% and 2.59% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2002.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Head of Sector Fixed Income: New York.

— BIS, University of Minnesota.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2008.

— Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

— Head of US Loan Portfolio Management, High Yield Strategies: New York.

— BA, State University of New York, Albany; MBA, Pace University.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Over 19 years of investment industry experience.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)
Investment Portfolio as of March 31, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 49.7%
Consumer Discretionary 4.0%
21st Century Fox America, Inc., 7.6%, 10/11/2015		5,000,000	5,466,850
Daimler Finance North America LLC, 144A, 2.375%, 8/1/2018		10,000,000	10,091,740
DISH DBS Corp.:
6.625%, 10/1/2014		909,000	931,725
7.125%, 2/1/2016		50,000	54,625
Ford Motor Credit Co., LLC:
3.984%, 6/15/2016		5,500,000	5,827,684
8.0%, 12/15/2016		5,000,000	5,852,275
General Motors Co., 144A, 3.5%, 10/2/2018		380,000	387,125
General Motors Financial Co., Inc., 2.75%, 5/15/2016		25,000	25,328
Grupo Televisa SAB, 6.0%, 5/15/2018		3,500,000	3,925,047
Hyundai Capital America, 144A, 2.875%, 8/9/2018		7,301,000	7,439,821
Hyundai Motor Manufacturing Czech SRO, 144A, 4.5%, 4/15/2015		4,690,000	4,855,895
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,121,992
L Brands, Inc., 6.9%, 7/15/2017		405,000	463,219
Lennar Corp., 4.125%, 12/1/2018		110,000	112,200
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		5,000,000	5,525,000
RCI Banque SA:
144A, 3.5%, 4/3/2018		9,000,000	9,348,750
144A, 4.6%, 4/12/2016		7,780,000	8,241,587
Suburban Propane Partners LP, 7.5%, 10/1/2018		340,000	361,250
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,831,388
Videotron Ltd., 9.125%, 4/15/2018		2,000	2,075
			74,865,576
Consumer Staples 1.3%
ConAgra Foods, Inc., 2.1%, 3/15/2018		635,000	631,856
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	986,000
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,800,000	3,150,000
Cott Beverages, Inc., 8.125%, 9/1/2018		60,000	63,675
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		2,500,000	2,675,000
Marfrig Holding Europe BV, 144A, 8.375%, 5/9/2018 (b)		2,000,000	1,996,000
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017		1,500,000	1,650,000
Safeway, Inc., 3.4%, 12/1/2016		3,800,000	3,979,470
Smithfield Foods, Inc., 7.75%, 7/1/2017		30,000	34,800
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	988,755
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014		7,215,000	7,268,341
			23,423,897
Energy 4.0%
El Paso LLC:
7.0%, 6/15/2017		100,000	112,834
7.25%, 6/1/2018		35,000	39,816
Husky Energy, Inc., 5.9%, 6/15/2014		4,030,000	4,073,858
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		10,000,000	12,000,000
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	9,985,620
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	92,700
ONEOK Partners LP, 3.2%, 9/15/2018		10,750,000	11,087,174
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,000,000	1,097,500
Petroleos Mexicanos, 3.5%, 7/18/2018		7,000,000	7,262,500
QGOG Atlantic, 144A, 5.25%, 7/30/2018		4,768,400	4,925,757
Rosneft Finance SA, Series 6, 144A, 7.875%, 3/13/2018		9,000,000	10,057,500
Sibur Securities Ltd., 144A, 3.914%, 1/31/2018		3,000,000	2,752,500
Transocean, Inc., 2.5%, 10/15/2017		10,000,000	10,064,450
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	47,362
			73,599,571
Financials 27.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/2018		10,000,000	10,295,660
Ally Financial, Inc., 8.3%, 2/12/2015		1,000,000	1,057,500
American International Group, Inc.:
3.8%, 3/22/2017		4,120,000	4,407,988
Series G, 5.85%, 1/16/2018		2,500,000	2,856,903
American Tower Corp.:
(REIT), 3.4%, 2/15/2019		7,235,000	7,413,965
(REIT), 4.625%, 4/1/2015		3,530,000	3,657,020
Asian Development Bank, 1.125%, 3/15/2017		7,000,000	7,027,580
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015		6,665,000	6,708,616
Banco Bradesco SA:
144A, 2.336%**, 5/16/2014		3,485,000	3,486,122
144A, 4.125%, 5/16/2016		8,000,000	8,360,000
Banco do Brasil SA, 3.875%, 1/23/2017 (b)		5,000,000	5,162,500
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015		7,150,000	7,248,313
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,700,000	1,913,453
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018 (b)		10,000,000	10,070,210
Bank of America Corp., 2.6%, 1/15/2019		10,000,000	10,039,450
Bank of Baroda, 144A, 4.875%, 7/23/2019		10,000,000	10,264,090
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	2,973,570
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017		10,570,000	10,828,436
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019 (b)		11,000,000	11,023,628
Barclays Bank PLC, 144A, 2.5%, 9/21/2015		8,360,000	8,581,657
BB&T Corp., 0.935%**, 4/28/2014		5,000,000	5,001,870
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		3,000,000	3,071,250
BBVA U.S. Senior SAU, 4.664%, 10/9/2015		9,250,000	9,714,359
BNP Paribas SA:
2.375%, 9/14/2017		2,460,000	2,519,611
2.7%, 8/20/2018		12,000,000	12,238,260
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	8,937,162
BPCE SA, 1.625%, 2/10/2017		3,500,000	3,495,153
Caixa Economica Federal:
144A, 2.375%, 11/6/2017		2,000,000	1,930,000
144A, 4.5%, 10/3/2018		6,000,000	6,105,000
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019		2,365,000	2,347,546
Capital One Financial Corp., 7.375%, 5/23/2014		6,460,000	6,522,733
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,080,768
Citigroup, Inc., 2.5%, 9/26/2018 (b)		7,585,000	7,626,179
Commonwealth Bank of Australia, 144A, 1.484%**, 3/31/2017		14,000,000	14,040,950
Credit Agricole SA, 144A, 2.125%, 4/17/2018 (b)		10,000,000	9,957,500
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		5,000,000	5,218,500
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015		9,000,000	9,207,180
Encana Holdings Finance Corp., 5.8%, 5/1/2014		6,238,000	6,263,701
General Electric Capital Corp., 5.0%, 5/15/2016		7,600,000	8,194,069
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (b)		2,400,000	2,532,000
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016		3,742,000	3,929,714
HSBC U.S.A., Inc., 2.625%, 9/24/2018 (b)		4,365,000	4,467,735
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015		7,500,000	7,901,655
ICICI Bank Ltd., 144A, 4.8%, 5/22/2019		2,600,000	2,701,525
Intercontinental Exchange Group, Inc., 2.5%, 10/15/2018 (b)		1,385,000	1,399,746
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,552,759
3.875%, 1/15/2019		8,500,000	8,645,860
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,258,957
Korea Finance Corp., 2.875%, 8/22/2018 (b)		5,000,000	5,125,225
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,003,015
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		5,775,000	5,960,262
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,104,247
Morgan Stanley, 2.5%, 1/24/2019		15,000,000	14,958,225
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	10,261,263
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,492,017
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,142,880
Nomura Holdings, Inc.:
2.0%, 9/13/2016		2,965,000	3,001,867
5.0%, 3/4/2015		2,440,000	2,534,296
ProLogis LP, (REIT), 2.75%, 2/15/2019 (b)		5,910,000	5,933,303
Prudential Financial, Inc., 6.2%, 1/15/2015		2,770,000	2,891,251
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	9,778,150
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017 (c)		15,000,000	15,011,355
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		4,000,000	4,064,752
Skandinaviska Enskilda Banken AB:
144A, 2.375%, 11/20/2018 (b)		4,075,000	4,066,565
144A, 2.375%, 3/25/2019 (b)		5,905,000	5,889,139
SLM Corp.:
3.875%, 9/10/2015		1,500,000	1,545,000
4.625%, 9/25/2017		6,000,000	6,307,500
Societe Generale SA, 2.625%, 10/1/2018		10,000,000	10,098,930
Sukuk Funding No. 3 Ltd., 4.348%, 12/3/2018		3,000,000	3,079,500
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	727,169
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		8,500,000	8,514,535
Svenska Handelsbanken AB, 2.5%, 1/25/2019 (b)		7,500,000	7,560,480
Swedbank AB:
144A, 1.75%, 3/12/2018		1,875,000	1,856,250
144A, 2.375%, 2/27/2019		9,785,000	9,743,414
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018 (b)		3,000,000	3,005,694
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		5,500,000	5,485,909
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017		2,000,000	1,950,000
UBS AG, 144A, 2.25%, 3/30/2017		6,665,000	6,858,645
Westpac Banking Corp., 144A, 1.375%, 7/17/2015		11,475,000	11,603,405
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018		10,000,000	10,145,140
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		4,500,000	4,455,000
			507,392,786
Health Care 1.8%
AbbVie, Inc., 1.75%, 11/6/2017		8,135,000	8,160,707
Actavis, Inc., 1.875%, 10/1/2017		7,050,000	7,018,303
Genzyme Corp., 3.625%, 6/15/2015		4,690,000	4,857,625
HCA, Inc., 7.25%, 9/15/2020		850,000	919,062
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		2,640,000	2,672,031
Mallinckrodt International Finance SA, 144A, 3.5%, 4/15/2018		640,000	630,439
Mylan, Inc., 2.55%, 3/28/2019		5,350,000	5,292,691
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		400,000	440,000
Ventas Realty LP, 1.55%, 9/26/2016		2,740,000	2,764,033
			32,754,891
Industrials 1.5%
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014		4,615,000	4,646,400
BE Aerospace, Inc., 6.875%, 10/1/2020		315,000	345,713
CNH Capital LLC, 3.25%, 2/1/2017		130,000	132,600
DP World Sukuk Ltd., 144A, 6.25%, 7/2/2017		4,000,000	4,435,200
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		500,000	498,514
Penske Truck Leasing Co., LP, 144A, 2.875%, 7/17/2018		9,400,000	9,549,404
Ryder System, Inc., 2.55%, 6/1/2019		7,020,000	6,975,830
Total System Services, Inc., 2.375%, 6/1/2018		840,000	828,281
United Rentals North America, Inc.:
5.75%, 7/15/2018		70,000	74,900
7.375%, 5/15/2020		75,000	82,781
9.25%, 12/15/2019		380,000	420,090
			27,989,713
Information Technology 1.2%
Hewlett-Packard Co., 2.75%, 1/14/2019 (b)		10,000,000	10,066,130
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	278,075
NXP BV, 144A, 3.5%, 9/15/2016		200,000	205,000
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		2,480,000	2,554,400
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,000,000	2,010,000
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018		8,000,000	8,190,128
			23,303,733
Materials 2.6%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017 (b)		3,635,000	3,690,739
144A, 9.375%, 4/8/2014		4,690,000	4,695,853
Ashland, Inc., 3.0%, 3/15/2016		180,000	183,600
Ball Corp., 6.75%, 9/15/2020		850,000	921,188
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019		3,300,000	3,826,192
CF Industries, Inc., 6.875%, 5/1/2018		3,000,000	3,496,689
Clearwater Paper Corp., 7.125%, 11/1/2018		75,000	79,875
Evraz Group SA, 144A, 9.5%, 4/24/2018		2,500,000	2,537,500
Glencore Funding LLC, 144A, 2.5%, 1/15/2019		12,880,000	12,437,417
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,472,890
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		850,000	941,375
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	4,009,671
Teck Resources Ltd., 3.0%, 3/1/2019		2,770,000	2,769,765
Vale Overseas Ltd., 5.625%, 9/15/2019		6,000,000	6,627,048
			47,689,802
Telecommunication Services 1.9%
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015		5,440,000	5,537,833
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	312,000
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	992,375
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016		5,590,000	5,922,532
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019		320,000	343,200
MetroPCS Wireless, Inc., 7.875%, 9/1/2018		60,000	63,750
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	822,187
Telecom Italia Capital SA, 6.175%, 6/18/2014		2,047,000	2,067,470
Telefonica Emisiones SAU, 3.192%, 4/27/2018		5,000,000	5,120,955
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		2,000,000	2,137,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		460,000	492,200
Verizon Communications, Inc., 3.65%, 9/14/2018		9,800,000	10,432,414
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		280,000	290,150
Windstream Corp., 7.875%, 11/1/2017		200,000	229,500
Zayo Group LLC, 8.125%, 1/1/2020		10,000	10,975
			34,775,041
Utilities 4.0%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017		5,785,000	6,638,287
AES Corp.:
7.75%, 10/15/2015		214,000	233,260
8.0%, 6/1/2020		40,000	47,200
Ameren Corp., 8.875%, 5/15/2014		2,468,000	2,491,643
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014		7,020,000	7,020,000
DTE Energy Co., 7.625%, 5/15/2014		3,460,000	3,488,687
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		5,000,000	5,344,000
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		6,000,000	6,420,000
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	8,060,869
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		10,000,000	9,969,650
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		5,500,000	5,720,000
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014		3,840,000	3,890,227
Korea Gas Corp., 144A, 2.875%, 7/29/2018		5,000,000	5,073,900
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		5,500,000	5,664,087
Majapahit Holding BV, 144A, 7.25%, 6/28/2017		1,000,000	1,126,250
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,795,136
			74,983,196
Total Corporate Bonds (Cost $908,365,663)			920,778,206

Mortgage-Backed Securities Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,888,529	4,000,628
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		44,167,794	45,473,289
4.5%, 4/1/2023		1,206,166	1,287,158
5.0%, 9/1/2023		1,012,342	1,095,961
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		5,746,742	6,136,667
6.0%, with various maturities from 1/15/2022 until 2/20/2039		1,418,123	1,558,902
6.5%, with various maturities from 8/20/2038 until 2/20/2039		1,789,921	1,982,408
9.5%, with various maturities from 12/15/2016 until 7/15/2020		666	756
Total Mortgage-Backed Securities Pass-Throughs (Cost $62,478,440)			61,535,769

Asset-Backed 6.7%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017		4,900,000	5,063,680
"D", Series 2011-1, 4.26%, 2/8/2017		5,500,000	5,706,453
CPS Auto Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	657,708
			11,427,841
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		5,635,109	5,662,327
Home Equity Loans 1.8%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041%**, 4/25/2033		415,973	414,510
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032		1,358,072	407,422
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.295%**, 1/15/2037		4,959,668	4,392,743
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%**, 12/25/2036		3,122,576	2,070,271
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031		18,877	19,559
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.416%**, 11/25/2036		3,708,465	3,594,233
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		315,020	316,782
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		2,376,454	2,340,492
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.526%**, 9/25/2036		5,559,098	5,404,132
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.204%**, 12/25/2034		3,433,662	3,388,846
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.101%**, 2/25/2035		7,223,599	7,224,408
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052		1,943,395	1,937,572
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031		1,293,717	1,294,749
			32,805,719
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		752,994	804,953
Miscellaneous 3.6%
ARES CLO Ltd., "A2", Series 2014-1A, 144A, 2.234%, 4/17/2026 (c)		16,950,000	16,850,842
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		9,700,000	10,376,284
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.488%**, 5/1/2022		4,750,000	4,495,134
Magnetite VI Ltd., "A", Series 2012-6A, 144A** , 1.733%, 9/15/2023		13,231,000	13,267,782
Monty Parent, "A", Series 2013-LTR1, 144A, 3.47%, 10/20/2015		3,842,626	3,844,417
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.388%**, 7/17/2025		8,000,000	7,905,552
Venture CDO Ltd., "A1L", Series 2014-16A, 144A, 1.868%, 4/15/2026		10,000,000	9,999,890
			66,739,901
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 0.989%**, 7/25/2039		5,500,000	5,379,000
Utilities 0.1%
CenterPoint Energy Restoration Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016		1,028,667	1,037,356
Total Asset-Backed (Cost $123,030,441)			123,857,097

Commercial Mortgage-Backed Securities 7.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.853%**, 7/10/2044		6,250,000	6,527,850
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043		503,426	504,587
"B", Series 2005-2, 5.114%**, 7/10/2043		5,000,000	5,166,125
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 0.00%***, 3/25/2037		33,629,611	88,278
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041		10,623,000	10,872,768
"A4", Series 2005-PW10, 5.405%, 12/11/2040		9,000,000	9,442,917
Commercial Mortgage Trust:
"A3", Series 2005-GG3, 4.569%, 8/10/2042		1,188,959	1,187,803
"A2", Series 2007-GG9, 5.381%, 3/10/2039		4,530,382	4,601,885
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		2,321,151	2,394,662
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		6,144,746	6,530,612
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039		2,417,305	2,430,648
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037		138,844	138,893
"A4", Series 2005-C1, 5.014%, 2/15/2038		8,314,813	8,493,656
"B", Series 2005-C5, 5.1%, 8/15/2038		3,500,000	3,612,928
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.155%**, 3/15/2018		1,770,000	1,774,956
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039		4,130,841	4,134,547
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.055%**, 11/5/2030		3,460,000	3,465,432
"DFL", Series 2013-HLF, 144A, 2.906%**, 11/5/2030		2,090,000	2,093,938
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042		3,500,000	3,682,619
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		3,287,500	3,461,514
"A4", Series 2006-CB14, 5.481%, 12/12/2044		8,790,280	9,310,321
"AM", Series 2006-CB16, 5.593%, 5/12/2045		1,500,000	1,641,995
LB-UBS Commercial Mortgage Trust:
"A4", Series 2005-C5, 4.954%, 9/15/2030		7,467,375	7,766,063
"AM", Series 2005-C5, 5.017%, 9/15/2040		9,380,000	9,835,277
"E", Series 2000-C5, 7.29%, 12/15/2032		4,000,000	4,007,296
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.269%**, 9/15/2042		9,380,000	9,898,207
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025		157,706	157,487
Wachovia Bank Commercial Mortgage Trust:
"B", Series 2005-C17, 5.287%, 3/15/2042		2,000,000	2,062,634
"A4", Series 2005-C22, 5.289%**, 12/15/2044		9,380,000	9,932,566
"A2", Series 2007-C32, 5.719%**, 6/15/2049		2,349,161	2,401,655
WFRBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045		3,515,348	3,513,359
Total Commercial Mortgage-Backed Securities (Cost $144,107,960)			141,133,478

Collateralized Mortgage Obligations 3.6%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.096%**, 1/25/2035		620,675	619,854
"7A12", Series 2004-2, 1.156%**, 2/25/2035		985,478	986,637
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033		358,422	359,706
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		1,344,088	1,406,905
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.546%**, 10/20/2032		90,668	92,482
"2A3", Series 2005-J, 2.756%**, 11/25/2035		717,187	669,325
"2A8", Series 2003-J, 2.842%**, 11/25/2033		1,091,574	1,097,304
"A15", Series 2006-2, 6.0%, 7/25/2046		56,402	52,638
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.4%**, 1/25/2034		1,386,329	1,363,779
CGWF Commercial Mortgage Trust, "C", Series 2013-RKWH, 144A, 2.467%**, 11/15/2030		8,500,000	8,505,482
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		970,911	1,012,751
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		2,967,773	2,997,899
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.405%**, 8/28/2047		1,086,930	1,085,530
Fannie Mae Connecticut Avenue Securities, "M2", Series 2014-C01, 4.556%**, 1/25/2024		8,810,000	9,270,067
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.703%**, 2/25/2048		1,113,312	1,114,809
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 2.419%**, 2/15/2038		1,557,649	1,502,990
"BT", Series 2448, 6.0%, 5/15/2017		583	605
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		436,873	11,097
"1A6", Series 2007-W8, 6.446%**, 9/25/2037		3,010,778	3,290,565
"Z", Series G92-61, 7.0%, 10/25/2022		361,673	405,070
Government National Mortgage Association, "IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,910,352	353,344
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75%**, 8/25/2035		3,407,370	3,464,249
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036		923,703	936,922
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.354%**, 5/25/2047		7,050,262	6,838,754
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		494,946	500,930
"3A2", Series 2003-1, 5.0%, 2/25/2018		702,676	722,707
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.185%**, 6/25/2036		2,217,546	2,204,862
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%**, 4/28/2024		5,669	4,975
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		658,386	686,483
"A1", Series 2003-QS18, 5.0%, 9/25/2018		1,270,905	1,302,539
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		1,146,582	1,145,040
"A3", Series 2004-SL3, 7.5%, 12/25/2031		852,523	880,095
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		5,465,180	5,560,794
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.4%**, 5/25/2035		1,856,462	1,853,746
"2A3", Series 2003-S6, 4.75%, 7/25/2018		743,614	764,846
"A9", Series 2003-S9, 5.25%, 10/25/2033		1,440,270	1,489,186
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		1,614,687	1,643,986
Total Collateralized Mortgage Obligations (Cost $65,162,381)			66,198,953

Government & Agency Obligations 23.4%
Other Government Related (d) 4.9%
AK Transneft OJSC, 144A, 8.7%, 8/7/2018		3,000,000	3,502,500
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017 (b)		3,000,000	3,172,500
Banco Continental SA, 144A, 5.75%, 1/18/2017		4,700,000	5,087,750
Bank of Moscow, 144A, 6.699%, 3/11/2015		5,000,000	5,085,400
Bank of Moscow OJSC, 6.02%, 5/10/2017		3,500,000	3,430,000
Eksportfinans ASA, 3.0%, 11/17/2014		7,500,000	7,533,750
Gazprom OAO, 144A, 8.146%, 4/11/2018		9,000,000	10,170,000
Japan Finance Corp., 2.25%, 7/13/2016		10,000,000	10,328,680
Korea Development Bank, 4.0%, 9/9/2016		3,138,000	3,338,710
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015		7,715,000	7,745,196
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		3,000,000	2,925,000
Russian Railways, 5.739%, 4/3/2017		5,000,000	5,212,500
Sberbank of Russia, 144A, 4.95%, 2/7/2017 (b)		5,000,000	5,155,000
Svensk Exportkredit AB, 2.125%, 7/13/2016		9,185,000	9,464,959
Vnesheconombank, 144A, 4.224%, 11/21/2018		3,000,000	2,872,500
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		3,500,000	3,605,000
144A, 6.875%, 5/29/2018		1,000,000	1,062,500
			89,691,945
Sovereign Bonds 1.9%
Banco Nacional de Desenvolvimento Economico e Social, 144A, 6.5%, 6/10/2019		3,000,000	3,390,000
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,136,750
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015		9,380,000	9,867,863
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017		2,000,000	2,147,500
Republic of Ghana, 144A, 8.5%, 10/4/2017		815,000	826,207
Republic of Slovenia, 144A, 4.75%, 5/10/2018		6,000,000	6,412,620
Republic of South Africa, 6.875%, 5/27/2019		6,500,000	7,491,250
			35,272,190
U.S. Government Sponsored Agencies 2.4%
Federal Home Loan Bank, 1.0%, 6/21/2017		14,220,000	14,200,190
Federal Home Loan Mortgage Corp., 1.0%, 8/27/2014		30,000,000	30,105,972
			44,306,162
U.S. Treasury Obligations 14.2%
U.S. Treasury Bills:
0.04%****, 6/12/2014 (e)		430,000	429,983
0.065%****, 8/14/2014 (e)		992,000	991,777
U.S. Treasury Notes:
0.75%, 6/15/2014		61,000,000	61,085,766
0.875%, 12/31/2016		51,000,000	51,119,544
1.0%, 8/31/2016		25,000,000	25,220,700
1.0%, 9/30/2016 (b)		10,000,000	10,081,250
1.375%, 7/31/2018		101,500,000	100,897,293
1.375%, 9/30/2018		10,000,000	9,910,160
1.875%, 6/30/2015		4,040,000	4,125,377
			263,861,850
Total Government & Agency Obligations (Cost $434,099,247)			433,132,147

Loan Participations and Assignments 3.0%
Senior Loans**
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		500,000	504,062
American Rock Salt Holdings LLC, Term Loan, 4.75%, 4/25/2017		498,718	502,872
Answers Corp., Term Loan B, 6.5%, 12/20/2018		493,750	493,133
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		497,487	494,129
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		961,215	964,944
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017		814,269	821,398
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017		962,696	966,306
Avaya, Inc., Term Loan B3, 4.734%, 10/26/2017		978,067	956,721
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019		493,769	496,085
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		980,050	989,851
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017		841,700	847,065
BWAY Holding Company, Inc., Term Loan B, 4.5%, 8/7/2017		497,481	500,359
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		746,873	751,541
California Pizza Kitchen, Inc., Term Loan, 5.253%, 3/29/2018		496,250	473,919
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		761,013	764,818
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/2020		497,500	498,017
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,000,000	1,023,890
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018		500,000	498,647
ClientLogic Corp., Term Loan, 6.992%, 1/30/2017		1,210,338	1,228,493
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR Plus 1.5%, 4/18/2014*		603,175	4,524
Letter of Credit, LIBOR Plus 4.25%, 4/21/2014*		118,510	889
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020		496,250	497,491
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		497,500	499,987
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020		498,750	496,880
Crown Castle Operating Co., Term Loan B2, 3.25%, 1/31/2021		997,500	995,754
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018		312,238	312,888
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		249,267	250,748
Dell, Inc., Term Loan B, 4.5%, 4/29/2020		997,500	992,408
Drillships Financing Holding, Inc.:
Term Loan B2, 5.50%, 7/15/2016		249,373	254,673
Term Loan B1, 6.0%, 3/31/2021		322,500	329,353
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018		475,548	476,356
Essential Power LLC, Term Loan B, 3.983%, 8/8/2019		949,728	956,452
Evergreen Acqco 1 LP, Term Loan, 5.003%, 7/9/2019		493,750	498,070
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		497,500	500,112
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		989,975	980,694
Fieldwood Energy LLC, Second Lien Term Loan, 8.125%, 9/30/2020		750,000	783,049
First Data Corp., Term Loan, 4.155%, 3/24/2021		152,818	153,360
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		418,306	416,085
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		498,750	497,503
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021		498,750	497,194
Hub International Ltd., Term Loan B, 4.75%, 10/2/2020		498,750	500,259
Hudson's Bay Co., First Lien Term Loan, 4.75%, 11/4/2020		462,500	469,322
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019		987,500	996,763
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		487,714	485,624
Inmar, Inc., First Lien Term Loan, 4.25%, 1/27/2021		500,000	497,188
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020		498,750	504,049
IQOR U.S., Inc., Term Loan B, 6.0%, 2/19/2021		500,000	487,500
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017		1,831,555	1,840,429
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		497,500	497,192
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/22/2018		744,375	741,625
Land's End, Inc., Term Loan B, 4.25%, 1/31/2021		500,000	500,157
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016		400,000	397,126
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		994,950	998,472
Level 3 Financing, Inc., Term Loan, 4.0%, 8/1/2019		500,000	502,062
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019		278,324	279,367
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019		500,000	487,500
Mohegan Tribal Gaming Authority, Term Loan A, 4.484%, 11/19/2018		500,000	505,000
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		980,080	982,227
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019		490,000	470,197
Norcraft Companies LP, Term Loan, 5.25%, 11/12/2020		249,375	250,622
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018		490,000	491,840
NTELOS, Inc., Term Loan A, 5.75%, 8/7/2015		250,000	248,750
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		498,750	503,840
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/2019		487,342	491,199
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		250,000	252,500
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		1,000,000	1,002,500
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		497,500	499,592
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		500,000	501,460
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		497,500	499,209
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020		472,319	475,568
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020		414,827	415,774
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018		1,481,288	1,487,909
Sabre, Inc., Term Loan, 4.5%, 2/19/2019		497,500	498,433
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		1,000,000	1,011,250
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		116,508	117,491
Term Loan B, 4.25%, 12/16/2020		837,541	844,610
Term Loan M, 4.25%, 12/16/2020		43,451	43,818
Sorenson Communications, Inc., First Lien Term Loan, 11.5%, 10/31/2014		496,250	499,352
Springleaf Financial Funding Co., Term Loan B2, 5.75%, 9/25/2019		1,000,000	1,012,500
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		742,500	743,892
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		497,487	496,478
STG-Fairway Acquisitions, Inc., Term Loan B, 6.253%, 2/28/2019		498,745	501,550
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		495,000	497,475
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		785,357	793,069
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019		452,395	453,808
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		498,353	497,187
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018		944,118	792,795
Tribune Co., Term Loan, 4.0%, 12/27/2020		498,750	499,311
TriNet Group, Inc., Term Loan B1, 4.0%, 8/12/2016		427,321	432,129
USI, Inc., Term Loan B, 4.25%, 12/27/2019		497,500	500,301
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		980,018	989,818
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 12/23/2020		498,750	503,114
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019		492,484	493,531
Total Loan Participations and Assignments (Cost $56,035,541)			55,655,454

Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $63,649)		63,145	120,089

	Shares	Value ($)

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015* (Cost $0)	5,825	4,209

Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.07% (f) (g) (Cost $41,576,825)	41,576,825	41,576,825

Cash Equivalents 3.0%
Central Cash Management Fund, 0.05% (f)	49,820,422	49,820,422
DWS Variable NAV Money Fund, 0.20% (f)	550,948	5,510,028
Total Cash Equivalents (Cost $55,330,450)		55,330,450

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,890,250,597)†	102.5	1,899,322,677
Other Assets and Liabilities, Net	(2.5)	(45,950,688)
Net Assets	100.0	1,853,371,989

The following table represents senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR Plus 1.5%	4/18/2014	USD	603,175	602,260	4,524
Coach America Holdings, Inc.*	LIBOR Plus 4.25%	4/21/2014	USD	118,510	118,326	889
					720,586	5,413

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

*** These securities are shown at their current rate as of March 31, 2014.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,896,380,577. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,942,100. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,827,871 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,885,771.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $40,439,974, which is 2.2% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation

CDO: Collateralized Debt Obligation

CLO: Collateralized Loan Obligation

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SRO: Spolecnost S Rucenim Omezenim (Limited Liability Company)

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2014, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	6/30/2014	1,500	178,429,688	820,313

At March 31, 2014, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/22/2009 9/20/2014	12,000,000	1	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A–	304,160	(191,373)	495,533

(h) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2014, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
4/14/2014 4/12/2019	160,000,000	2	Fixed — 1.315%	Floating — LIBOR	4,014,592	140,388	3,874,204
4/14/2014 4/12/2019	160,000,000	3	Fixed — 1.315%	Floating — LIBOR	4,014,592	(127,909)	4,142,501
Total unrealized appreciation							8,016,705

Counterparties:

1 JPMorgan Chase Securities, Inc.

2 Nomura International PLC

3 Citigroup, Inc.
Currency Abbreviation
BRL Brazilian Real

LIBOR: London Interbank Offered Rate

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts and interest rate swap contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$—	$920,778,206	$—	$920,778,206
Mortgage-Backed Securities Pass-Throughs	—	61,535,769	—	61,535,769
Asset-Backed	—	96,598,943	27,258,154	123,857,097
Commercial Mortgage- Backed Securities	—	141,133,478	—	141,133,478
Collateralized Mortgage Obligations	—	66,198,953	—	66,198,953
Government & Agency Obligations	—	433,132,147	—	433,132,147
Loan Participation and Assignments	—	55,655,454	—	55,655,454
Convertible Bond	—	—	120,089	120,089
Warrants	—	—	4,209	4,209
Short-Term Investments (j)	96,907,275	—	—	96,907,275
Derivatives (k)
Futures Contracts	820,313	—	—	820,313
Credit Default Swap Contracts	—	495,533	—	495,533
Interest Rate Swap Contracts	—	8,016,705	—	8,016,705
Total	$97,727,588	$1,783,545,188	$27,382,452	$1,908,655,228

During the period ended March 31,2014, the amount of transfers between Level 3 and Level 2 was $7,201,032. Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation on open futures contracts, credit default swap contracts and interest rate swap contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,793,343,322) — including $40,439,974 of securities loaned	$1,802,415,402
Investment in Daily Assets Fund Institutional (cost $41,576,825)*	41,576,825
Investment in affiliated DWS Funds (cost $55,330,450)	55,330,450
Total investments in securities, at value (cost $1,890,250,597)	1,899,322,677
Cash	640,166
Deposit with broker for futures contracts	26,005
Deposit from broker on swap contracts	8,267,465
Receivable for investments sold	13,277,699
Receivable for Fund shares sold	8,431,248
Interest receivable	12,179,897
Unrealized appreciation on swap contracts	8,512,238
Upfront payments paid on swap contracts	140,388
Other assets	88,808
Total assets	1,950,886,591
Liabilities
Payable upon return of securities loaned	41,576,825
Payable for investments purchased	8,345,728
Payable for investment purchased — when-issued/delayed delivery securities	31,826,542
Payable for Fund shares redeemed	5,354,427
Payable for variation margin on futures contracts	93,721
Payable upon return of deposit for swap contracts	8,267,465
Upfront payments received on swap contracts	319,282
Accrued management fee	481,133
Accrued Trustees' fees	11,391
Other accrued expenses and payables	1,238,088
Total liabilities	97,514,602
Net assets, at value	$1,853,371,989

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2014 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(3,763,676)
Net unrealized appreciation (depreciation) on: Investments	9,072,080
Swap contracts	8,512,238
Futures	820,313
Foreign currency	99
Accumulated net realized gain (loss)	(136,630,909)
Paid-in capital	1,975,361,844
Net assets, at value	$1,853,371,989
Net Asset Value
Class A Net Asset Value and redemption price per share ($538,497,695 ÷ 58,826,429 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.15
Maximum offering price per share (100 ÷ 97.25 of $9.15)	$9.41
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($325,293 ÷ 35,470 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.17
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($218,861,671 ÷ 23,934,637 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.14
Class S Net Asset Value, offering and redemption price per share ($1,043,216,398 ÷ 113,656,733 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.18
Institutional Class Net Asset Value, offering and redemption price per share ($52,470,932 ÷ 5,726,052 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.16

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2014 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $1,707)	$27,025,369
Income distributions from affiliated Funds	23,242
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	29,219
Total income	27,077,830
Expenses: Management fee	3,321,623
Administrative service fees	921,952
Services to shareholders	1,392,784
Distribution and service fees	1,816,464
Custodian fee	49,808
Professional fees	63,875
Reports to shareholders	70,110
Registration fees	54,733
Trustees' fees and expenses	32,362
Other	50,712
Total expenses before expense reductions	7,774,423
Expense reductions	(497,784)
Total expenses after expense reductions	7,276,639
Net investment income	19,801,191
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,785,492
Swap contracts	300,430
Futures	(2,054,727)
Foreign currency	(14,252)
1,016,943
Change in net unrealized appreciation (depreciation) on: Investments	(2,286,000)
Swap contracts	(1,080,307)
Futures	764,063
Foreign currency	86
(2,602,158)
Net gain (loss)	(1,585,215)
Net increase (decrease) in net assets resulting from operations	$18,215,976

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations: Net investment income	$19,801,191	$39,457,618
Operations: Net investment income	$19,801,191	$39,457,618
Net realized gain (loss)	1,016,943	(2,641,376)
Change in net unrealized appreciation (depreciation)	(2,602,158)	(14,472,641)
Net increase (decrease) in net assets resulting from operations	18,215,976	22,343,601
Distributions to shareholders from: Net investment income: Class A	(6,677,626)	(14,951,816)
Class B	(2,974)	(7,921)
Class C	(1,935,570)	(4,705,690)
Class S	(13,692,816)	(24,248,185)
Institutional Class	(631,987)	(1,183,995)
Return of capital: Class A	—	(992,224)
Class B	—	(526)
Class C	—	(312,277)
Class S	—	(1,609,145)
Institutional Class	—	(78,572)
Total distributions	(22,940,973)	(48,090,351)
Fund share transactions: Proceeds from shares sold	450,764,880	590,072,969
Reinvestment of distributions	18,649,898	39,478,809
Cost of shares redeemed	(409,233,332)	(689,855,494)
Net increase (decrease) in net assets from Fund share transactions	60,181,446	(60,303,716)
Increase (decrease) in net assets	55,456,449	(86,050,466)
Net assets at beginning of period	1,797,915,540	1,883,966,006
Net assets at end of period (including distributions in excess of net investment income of $3,763,676 and $623,894, respectively)	$1,853,371,989	$1,797,915,540

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.18		$9.31		$9.17	$9.55	$9.40	$9.34
Income (loss) from investment operations: Net investment incomea	.10		.20		.23	.29	.30	.35
Net realized and unrealized gain (loss)	(.02)		(.08)		.18	(.33)	.19	.13
Total from investment operations	.08		.12		.41	(.04)	.49	.48
Less distributions from: Net investment income	(.11)		(.23)		(.24)	(.29)	(.34)	(.30)
Return of capital	—		(.02)		(.03)	(.05)	—	(.12)
Total distributions	(.11)		(.25)		(.27)	(.34)	(.34)	(.42)
Net asset value, end of period	$9.15		$9.18		$9.31	$9.17	$9.55	$9.40
Total Return (%)b	.89	c**	1.28	c	4.58	(.51)	5.29	5.50	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	538		568		664	882	1,176	988
Ratio of expenses before expense reductions	.86	*	.87		.86	.84	.83	.88
Ratio of expenses after expense reductions	.84	*	.85		.86	.84	.83	.87
Ratio of net investment income (%)	2.10	*	2.20		2.46	3.01	3.15	3.91
Portfolio turnover rate	44	**	47		68	93	100	112
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class B	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.20		$9.33	$9.18	$9.56	$9.42	$9.35
Income (loss) from investment operations: Net investment incomea	.06		.14	.16	.21	.22	.28
Net realized and unrealized gain (loss)	(.01)		(.09)	.19	(.33)	.18	.14
Total from investment operations	.05		.05	.35	(.12)	.40	.42
Less distributions from: Net investment income	(.08)		(.16)	(.17)	(.21)	(.26)	(.23)
Return of capital	—		(.02)	(.03)	(.05)	—	(.12)
Total distributions	(.08)		(.18)	(.20)	(.26)	(.26)	(.35)
Net asset value, end of period	$9.17		$9.20	$9.33	$9.18	$9.56	$9.42
Total Return (%)b,c	.52	**	.52	3.88	(1.31)	4.46	4.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		.3	1	1	1	2
Ratio of expenses before expense reductions	1.79	*	1.77	1.74	1.69	1.78	1.85
Ratio of expenses after expense reductions	1.59	*	1.60	1.63	1.61	1.63	1.65
Ratio of net investment income (%)	1.35	*	1.46	1.68	2.24	2.36	3.12
Portfolio turnover rate	44	**	47	68	93	100	112
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class C	Six Months Ended 3/31/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.17		$9.30		$9.16	$9.54	$9.39	$9.33
Income (loss) from investment operations: Net investment incomea	.06		.13		.16	.21	.23	.29
Net realized and unrealized gain (loss)	(.01)		(.08)		.19	(.33)	.19	.13
Total from investment operations	.05		.05		.35	(.12)	.42	.42
Less distributions from: Net investment income	(.08)		(.16)		(.18)	(.21)	(.27)	(.24)
Return of capital	—		(.02)		(.03)	(.05)	—	(.12)
Total distributions	(.08)		(.18)		(.21)	(.26)	(.27)	(.36)
Net asset value, end of period	$9.14		$9.17		$9.30	$9.16	$9.54	$9.39
Total Return (%)b	.51	c**	.53	c	3.81	(1.26)	4.50	4.72	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	219		241		288	355	422	329
Ratio of expenses before expense reductions	1.62	*	1.62		1.60	1.58	1.58	1.62
Ratio of expenses after expense reductions	1.59	*	1.60		1.60	1.58	1.58	1.62
Ratio of net investment income (%)	1.35	*	1.45		1.72	2.27	2.40	3.16
Portfolio turnover rate	44	**	47		68	93	100	112
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class S	Six Months Ended 3/31/14 (Unaudited)		2013	2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.20		$9.34	$9.19	$9.57	$9.43	$9.36
Income (loss) from investment operations: Net investment incomea	.11		.23	.25	.31	.32	.37
Net realized and unrealized gain (loss)	(.01)		(.10)	.19	(.33)	.18	.14
Total from investment operations	.10		.13	.44	(.02)	.50	.51
Less distributions from: Net investment income	(.12)		(.25)	(.26)	(.31)	(.36)	(.32)
Return of capital	—		(.02)	(.03)	(.05)	—	(.12)
Total distributions	(.12)		(.27)	(.29)	(.36)	(.36)	(.44)
Net asset value, end of period	$9.18		$9.20	$9.34	$9.19	$9.57	$9.43
Total Return (%)b	1.13	**	1.42	4.92	(.31)	5.51	5.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,043		899	889	1,241	1,203	1,019
Ratio of expenses before expense reductions	.67	*	.69	.70	.68	.71	.70
Ratio of expenses after expense reductions	.59	*	.60	.63	.63	.63	.65
Ratio of net investment income (%)	2.35	*	2.44	2.70	3.22	3.36	4.12
Portfolio turnover rate	44	**	47	68	93	100	112
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.18		$9.32		$9.18	$9.56	$9.42	$9.36
Income (loss) from investment operations: Net investment incomea	.11		.23		.25	.32	.33	.38
Net realized and unrealized gain (loss)	(.01)		(.10)		.19	(.33)	.18	.13
Total from investment operations	.10		.13		.44	(.01)	.51	.51
Less distributions from: Net investment income	(.12)		(.25)		(.27)	(.32)	(.37)	(.33)
Return of capital	—		(.02)		(.03)	(.05)	—	(.12)
Total distributions	(.12)		(.27)		(.30)	(.37)	(.37)	(.45)
Net asset value, end of period	$9.16		$9.18		$9.32	$9.18	$9.56	$9.42
Total Return (%)	1.13	**	1.45	b	4.91	(.18)	5.65	5.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		89		42	64	40	13
Ratio of expenses before expense reductions	.58	*	.60		.59	.52	.50	.52
Ratio of expenses after expense reductions	.58	*	.60		.59	.52	.50	.52
Ratio of net investment income (%)	2.31	*	2.45		2.74	3.33	3.48	4.25
Portfolio turnover rate	44	**	47		68	93	100	112
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed- and floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2013, the Fund had a net tax basis capital loss carryforward of approximately $130,631,000, including $110,075,000 of pre-enactment losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2014 ($3,620,000), September 30, 2015 ($15,741,000), September 30, 2016 ($2,969,000), September 30, 2017 ($17,011,000), September 30, 2018 ($63,372,000) and September 30, 2019 ($7,362,000), the respective expiration dates, whichever occurs first; and approximately $20,556,000 of post-enactment losses which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($18,839,000) and long-term losses ($1,717,000).

The Fund has reviewed the tax positions for the open tax years as of September 30, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended March 31, 2014, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in interest rate swap contracts had a total notional amount of $320,000,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended March 31, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in credit default swap contracts sold had a total notional value of $12,000,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2014, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $198,239,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $178,969,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$8,016,705	$820,313	$8,837,018
Credit Contracts (a)	495,533	—	495,533
	$8,512,238	$820,313	$9,332,551
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on swap contracts
(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(2,054,727)	$(2,054,727)
Credit Contracts (a)	300,430	—	300,430
	$300,430	$(2,054,727)	$(1,754,297)
Each of the above derivatives is located in the following Statement of Operations accounts: (a) Net realized gain (loss) from swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(796,428)	$764,063	$(32,365)
Credit Contracts (a)	(283,879)	—	(283,879)
	$(1,080,307)	$764,063	$(316,244)
Each of the above derivatives is located in the following Statement of Operations accounts: (a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

As of March 31, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$4,142,501	$—	$—	$(3,977,465)	$165,036
JP Morgan Chase Securities, Inc.	495,533	—	—	(310,000)	185,533
Nomura International PLC	3,874,204	—	—	(3,874,204)	—
	$8,512,238	$—	$—	$(8,161,669)	$350,569

C. Purchases and Sales of Securities

During the six months ended March 31, 2014, purchases and sales of investment securities (excluding short-term instruments and U.S. Treasury obligations) aggregated $713,091,752 and $593,367,962, respectively. Purchases and sales of U.S. Treasury obligations aggregated $136,635,932 and $181,945,992, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursement) of 0.36% of the Fund's average daily net assets.

For the period from October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.84%
Class B	1.59%
Class C	1.59%
Class S	.59%
Institutional Class	.59%

For the six months ended March 31, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$51,673
Class B	350
Class C	31,970
Class S	413,791
$497,784

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2014, the Administration Fee was $921,952, of which $158,123 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2014, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2014
Class A	$60,179	$24,205
Class B	458	182
Class C	21,506	9,605
Class S	237,036	85,776
Institutional Class	1,092	279
	$320,271	$120,047

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2014
Class B	$1,334	$214
Class C	864,460	140,504
	$865,794	$140,718

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2014	Annualized Effective Rate
Class A	$663,047	$220,456	.24%
Class B	380	122	.21%
Class C	287,243	90,547	.25%
	$950,670	$311,125

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2014 aggregated $16,610.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2014, the CDSC for Class B and C shares aggregated $317 and $10,114, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2014, DIDI received $61,528 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,107, of which $8,012 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,986.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2014.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	10,360,628	$95,042,441	19,444,580	$179,786,489
Class B	11,605	106,790	6,049	55,923
Class C	1,901,410	17,434,646	3,781,773	34,914,742
Class S	34,679,287	319,199,281	32,664,191	302,969,607
Institutional Class	2,065,926	18,981,722	7,850,063	72,346,208
		$450,764,880		$590,072,969
Shares issued to shareholders in reinvestment of distributions
Class A	674,855	$6,186,323	1,574,114	$14,564,095
Class B	285	2,615	802	7,444
Class C	182,532	1,672,063	460,386	4,256,539
Class S	1,105,482	10,159,963	2,091,509	19,395,388
Institutional Class	68,559	628,934	135,723	1,255,343
		$18,649,898		$39,478,809
Shares redeemed
Class A	(14,075,573)	$(129,142,076)	(30,474,548)	$(282,308,403)
Class B	(13,112)	(120,508)	(31,983)	(296,894)
Class C	(4,445,341)	(40,750,439)	(8,938,916)	(82,746,751)
Class S	(19,862,270)	(182,743,126)	(32,200,981)	(298,721,716)
Institutional Class	(6,134,791)	(56,477,183)	(2,782,471)	(25,781,730)
		$(409,233,332)		$(689,855,494)
Net increase (decrease)
Class A	(3,040,090)	$(27,913,312)	(9,455,854)	$(87,957,819)
Class B	(1,222)	(11,103)	(25,132)	(233,527)
Class C	(2,361,399)	(21,643,730)	(4,696,757)	(43,575,470)
Class S	15,922,499	146,616,118	2,554,719	23,643,279
Institutional Class	(4,000,306)	(36,866,527)	5,203,315	47,819,821
		$60,181,446		$(60,303,716)

G. Transactions with Affiliates

A summary of the Fund's transactions with affiliated DWS Funds during the six months ended March 31, 2014 is as follows:
Affiliate	Value ($) at 9/30/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 3/31/2014
DWS Variable NAV Money Fund	5,504,043	5,985	—	—	5,781	5,510,028
Central Cash Management Fund	50,965,826	471,273,837	472,419,241	—	17,461	49,820,422
Total	56,469,869	471,279,822	472,419,241	—	23,242	55,330,450

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, Class B, Class C and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2013 to March 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,008.90	$1,005.20	$1,005.10	$1,011.30	$1,011.30
Expenses Paid per $1,000*	$4.21	$7.95	$7.95	$2.96	$2.91
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/14	$1,020.74	$1,017.00	$1,017.00	$1,021.99	$1,022.04
Expenses Paid per $1,000*	$4.23	$8.00	$8.00	$2.97	$2.92

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short Duration Fund	.84%	1.59%	1.59%	.59%	.58%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Short Duration Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	InstitutionalClass
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX	PPILX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755	23336Y 565
Fund Number	418	618	718	822	1422

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DSDF-3
(R-027148-3 5/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 30, 2014